RISK MANAGEMENT - Share Price Sensitivity (Details) - Share Price - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase in share price of 14.70%
RISK MANAGEMENT
Fair value	$ 40,502	$ 38,428
Delta, increase in share price	14.70%	14.70%
Sensitivity, increase in share price	$ 5,954	$ 5,649
Decrease in share price of 14.7%
RISK MANAGEMENT
Fair value	$ 34,548
Delta, decrease in share price	14.70%
Sensitivity, decrease in share price	$ 5,954
Equity securities | Industrial and Financial
RISK MANAGEMENT
Percentage of increase in market value of investments	5.00%
Fair value	$ 40,502	$ 38,428